CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Authorized shares	500,000,000	500,000,000
Ordinary shares, Issued shares	58,937,912	58,937,912
Ordinary shares, Outstanding shares	58,937,912	58,937,912
US$
Ordinary shares, par value (in dollars per share)	0.00001